Customer deposits (Tables)	12 Months Ended
Dec. 31, 2025
Customer Deposits
Schedule of customer deposits

Thousand of Reais	2025	2024
Classification:
Financial liabilities at amortized cost	593,328,796	605,068,163
Total	593,328,796	605,068,163
Type:
Demand deposits
Current accounts (1)	31,906,984	41,297,264
Savings accounts	53,201,292	57,369,286
Time deposits	431,658,793	425,286,952
Repurchase agreements	76,561,727	81,114,661
Comprising:
Backed operations with Private Securities (2)	18,906,726	13,688,402
Backed operations with Government Securities	57,655,001	67,426,259
Total	593,328,796	605,068,163
(1)	Non-remunerated accounts.
(2)	Refer basically to repurchase agreements backed by own-issued debentures.